Basis of Preparation	6 Months Ended
Jun. 30, 2017
Basis of Preparation [Abstract]
Basis of Preparation
Note 2 - Basis of Preparation

A.	Statement of compliance

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and do not include all of the information required for full annual financial statements. They should be read in conjunction with the audited consolidated financial statements and footnotes included in the Company’s 2016 annual consolidated financial statements, which were filed with the U.S. Securities and Exchange Commission as part of the Company’s annual report on Form 20-F for the year ended December 31, 2016.

In the opinion of management of the Company, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six-month periods ended June 30, 2017 are not necessarily indicative of the results that may be expected for the year ended December 31, 2017 or for any other future period.

All notes in these consolidated financial statements, with the exception of Note 8, were re-classified and relate only to continued operations.

B.	Recent Accounting Pronouncements

In November 2015, the FASB issued ASU No. 2015-17, “Balance Sheet Classification of Deferred Taxes”. ASU 2015-17 requires entities to present all deferred tax assets and liabilities, along with any related valuation allowance, as non-current on the balance sheet. The guidance is effective for interim and annual periods beginning after December 15, 2016. Due to the implementation of ASU 2015-17, the Company re-classified current tax assets to non-current.

In March 2016, the Financial Accounting Standards Board (“FASB”) issued guidance on stock compensation. The guidance is intended to simplify several aspects of the accounting for share-based payments, including income tax consequences, classification of awards as either equity or liabilities, and classification in the statement of cash flows. The guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within that year. The Company chose to account for forfeitures when they occur from the period starting January 1, 2017.